Contractual Obligations - Additional Information (Detail) - Contractual obligations [member] - SEK (kr) kr in Billions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Contractual Obligations [line items]
Purchase obligations	kr 15.2	kr 11.3
Stock held by providers [member]
Disclosure of Contractual Obligations [line items]
Purchase obligations	kr 1.6